SCHEDULE III - Supplementary Insurance Information Supplementary Insurance Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	$ 1,687.4	$ 1,544.4	$ 1,355.6
Future policy benefits, losses, claims, and loss expenses	34,389.2	30,359.3	26,164.1
Unearned premiums	20,133.7	17,293.6	15,615.8
Other policy claims and benefits payable	0.0	0.0	0.0
Premium revenue	58,664.4	49,241.2	44,368.7
Net investment income	1,865.6	1,236.0	835.4
Benefits, claims, losses, and settlement expenses	45,654.6	38,122.7	33,627.6
Amortization of deferred policy acquisition costs	4,665.1	3,917.0	3,712.8
Other operating expenses	6,241.5	5,859.6	5,654.7
Net premiums written	61,550.2	51,081.1	46,405.2
Personal Lines Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	46,213.3	37,880.2	35,373.3
Benefits, claims, losses, and settlement expenses	35,972.4	29,680.8	27,043.1
Amortization of deferred policy acquisition costs	3,169.1	2,592.1	2,614.7
Other operating expenses	4,928.6	4,668.9	4,656.8
Net premiums written	48,581.0	39,278.5	36,168.8
Commercial Lines Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	9,898.7	9,088.3	6,945.2
Benefits, claims, losses, and settlement expenses	7,899.7	6,544.7	4,814.5
Amortization of deferred policy acquisition costs	1,004.7	913.3	734.1
Other operating expenses	1,020.8	947.7	742.3
Net premiums written	10,138.3	9,398.8	8,015.9
Property Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	2,551.4	2,270.0	2,042.5
Benefits, claims, losses, and settlement expenses	1,776.3	1,891.3	1,764.6
Amortization of deferred policy acquisition costs	491.0	411.1	362.9
Other operating expenses	281.4	235.3	253.0
Net premiums written	2,830.6	2,401.7	2,216.2
Other Indemnity
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	1.0	2.7	7.7
Benefits, claims, losses, and settlement expenses	6.2	5.9	5.4
Amortization of deferred policy acquisition costs	0.3	0.5	1.1
Other operating expenses	10.7	7.7	2.6
Net premiums written	$ 0.3	$ 2.1	$ 4.3